Debt and Financing Arrangements	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Debt and Financing Arrangements [Abstract]
DEBT AND FINANCING ARRANGEMENTS

9. Debt and Financing Arrangements

Convertible notes and warrants

A summary of the Company’s convertible notes for the respective periods presented is as follows:

The June 2025 Amended Investor Note

	June 30, 2026	December 31, 2025
June 2025 Amended Investor Note	—	20,000,000
Convertible debt, gross	$—	$20,000,000
Less:
Debt issuance costs, net of amortization	—	90,260
Add:
Amended debt premium, net of amortization	—	1,559,935
Convertible debt, net	$—	$21,469,675
Less: Current portion of long-term debt	—	—
Amended December 2024 convertible note, net – long-term	$—	$21,469,675

In December 2024, Fold Predecessor entered into a Securities Purchase Agreement (the “December 2024 SPA”) with an institutional investor for the sale of a Senior Secured Convertible Note (the “December 2024 Initial Investor Note”). On June 16, 2025, the Company amended the December 2024 SPA, which was accounted for as an extinguishment of the December 2024 Initial Investor Note and issuance of a new debt instrument (the “June 2025 Amended Investor Note”) with a principal amount of $20.0 million, a conversion price of $9.00 per share, and a stated interest rate of 12% per annum. In connection with the June 2025 extinguishment, the Company recognized a loss on extinguishment of debt of $9.6 million during the year ended December 31, 2025. The Series A and Series C warrants remain outstanding and are classified within stockholders’ equity. Refer to Note 10 for further information.

The June 2025 Amended Investor Note was scheduled to mature on February 14, 2028 and was classified within non-current liabilities as of December 31, 2025. The Company elected not to remeasure the note at fair value subsequent to issuance and accounted for it at amortized cost using the effective interest method.

On February 27, 2026, the Company repaid the June 2025 Amended Investor Note with a cash payment of $27.5 million, comprised of $20.0 million of outstanding principal and $7.5 million of special interest due as a result of early repayment. The total cash payment of $27.5 million was funded with $14.4 million in proceeds from the sale of 200 bitcoin and $13.0 million in proceeds from the February 2026 Investor Note.

The Company accounted for the repayment as an extinguishment of debt in accordance with ASC 470. In connection with the extinguishment, the Company recognized additional interest expense of $1.7 million, bringing total special interest expense to $2.4 million, which represents the minimum special interest that would have been due at maturity. The remaining $5.1 million of special interest, representing the economic premium attributable to early repayment, was recorded as a loss on extinguishment together with the write-off of $1.3 million of unamortized premium and unamortized debt issuance costs, resulting in a total loss on extinguishment of $3.8 million.

Total interest expense recognized related to the June 2025 Amended Investor Note for the three months ended and six months ended June 30, 2026, prior to extinguishment, was nominal. Total interest expense recognized related to the December 2024 Initial Investor Note and June 2025 Amended Investor Note for the three months ended June 30, 2025 was $0.6 million, comprised of contractual interest expense of $0.6 million and $0 million of amortization of the debt premium and debt issuance costs. Total interest expense recognized related to the December 2024 Initial Investor Note and June 2025 Amended Investor Note for the six months ended June 30, 2025 was $1.3 million, comprised of contractual interest expense of $1.3 million and $0 million of amortization of the debt premium and debt issuance costs.

The March 2025 Investor Note

	June 30, 2026	December 31, 2025
March 2025 Investor Note	$—	$46,279,500
Fair value adjustment	—	928,056
March 2025 investor note – related party	$—	$47,207,556

On March 6, 2025, Fold entered into a Securities Purchase Agreement (the “March 2025 SPA”) with a related party investor, SATS, pursuant to which Fold issued to the investor (i) a Convertible Note in an aggregate principal amount of $46.3 million (the “March 2025 Investor Note”), (ii) warrants exercisable for 925,590 shares of Common Stock with an exercise price of $15.00 per share (the “March 2025 Warrants”), and (iii) an aggregate of 750,000 shares of Common Stock (the “Closing Shares”). The March 2025 Investor Note was funded with 475 bitcoin, net of 25 bitcoin paid to the investor as prepayment for the first year of interest, with 500 bitcoin held as collateral to secure the note.

The Company elected to account for the March 2025 Investor Note using the fair value option. As of the date of issuance, the fair value of the March 2025 Investor Note was $59.0 million which exceeded the proceeds received of $46.3 million. The $12.7 million excess of the fair value over the net proceeds received was recorded as a loss within the condensed statements of operations for the six months ended June 30, 2025. The Company separately valued the March 2025 Warrants and Closing Shares at $3.8 million and $5.8 million, respectively, and expensed the full $9.6 million immediately as issuance costs given the related party nature of the instrument. The March 2025 Warrants were determined to meet the requirements for equity classification under ASC 815-40.

On February 26, 2026, the Company repaid and extinguished the March 2025 Investor Note by transferring the 500 bitcoin held as collateral against this note to the investor. Prior to extinguishment, the Company remeasured the note to fair value, recognizing a gain of $13.2 million during the six months ended June 30, 2026, which brought the carrying value to approximately $34.0 million, approximating the fair value of the bitcoin transferred. During the three months ended and six months ended June 30, 2025, the Company recorded a $5.3 million loss and $0.9 million gain due to changes in fair value of the March 2025 Investor Note. The Company accounted for the repayment as an extinguishment of debt in accordance with ASC 470. As the fair value of the note approximated the value of the consideration transferred, no gain or loss on extinguishment was recognized. The Company recognized a $0.2 million loss on extinguishment related to unamortized prepaid interest remaining as of the extinguishment date.

Total interest expense recognized related to the March 2025 Investor Note for the six months ended June 30, 2026 was $0.3 million. Total interest expense recognized related to the March 2025 Investor Note for the three and six months ended June 30, 2025 was $0.5 million and $0.7 million, respectively. The March 2025 Investor Note accrued interest at 7.0% per annum, payable quarterly in shares of Common Stock valued at $12.50 per share.

Two Prime Credit Facility

On October 1, 2025, the Company entered into the Credit Facility, as subsequently amended in November 2025. The Credit Facility permits the Company to request, and Two Prime to make available at its discretion, USD-denominated loans up to an aggregate commitment amount of $45.0 million, subject to the execution of individual loan term sheets. Loans issued under the Credit Facility are secured by bitcoin posted by the Company as collateral and held in segregated cold storage with a qualified digital asset custodian. The Company is required to maintain aggregate collateral levels within specified thresholds, and failure to do so may result in margin calls or liquidation of collateral.

Under the Amendment, each loan bears interest at a rate of 8.5%, is repayable in USD, and matures on September 30, 2026 with a prepayment option. This loan may be renewed with substantially similar terms upon mutual agreement between the parties prior to the maturity date. The Credit Facility contains customary representations, covenants, collateral requirements, tax and indemnification provisions, and events of default.

During the six months ended June 30, 2026, the Company borrowed an additional $10.0 million under the Credit Facility pursuant to Loan Utilization Request #3 under the Amendment. On June 3, 2026, the Company repaid in full the $20.0 million of outstanding principal balance under the Master Loan Agreement with cash received from the sale of bitcoin. Of the 430 bitcoin previously pledged as collateral under the Credit Facility, 281 bitcoin were sold to repay in full the $20.0 million outstanding balance, and the remaining 149 bitcoin of excess collateral were returned to the Company’s unrestricted Investment Treasury.

As of June 30, 2026, the outstanding principal balance under the Master Loan Agreement was $0 million, and no bitcoin is being held as collateral under this Credit Facility. As of December 31, 2025, the outstanding principal balance under the Master Loan Agreement was $10.0 million, secured by 200 bitcoin. The Company classified the outstanding balance as a current liability as of December 31, 2025. Total interest expense related to the Two Prime Credit Facility was $0.3 million and $0.5 million for the three and six months ended June 30, 2026, respectively. There was no comparable activity for the three or six months ended June 30, 2025. The Company was in compliance with all collateral maintenance requirements as of the date of extinguishment and December 31, 2025.

February 2026 Investor Note

On February 25, 2026, the Company entered into a purchase agreement with SATS, a related party, and issued the February 2026 Investor Note, which has a principal amount of $13.0 million. The February 2026 Investor Note bears interest at 10% per annum, payable monthly, and matures on February 25, 2027. The maturity date may be extended for one additional year upon mutual consent, subject to the issuance of 520,000 additional shares of Fold’s Common Stock (the “Renewal Commitment Shares”). The note is voluntarily prepayable at any time without penalty.

The Company accounts for the February 2026 Investor Note at amortized cost using the effective interest method and it is classified as a current liability as of the balance sheet date.

In connection with the issuance of the February 2026 Investor Note, the Company issued 520,000 shares of its Common Stock (the “Initial Commitment Shares”). The Company determined the Initial Commitment Shares represent freestanding equity instruments. The fair value of the Initial Commitment Shares was $0.8 million on the issuance date. After allocating proceeds to the bifurcated derivative liability and the Initial Commitment Shares, the residual proceeds were allocated to the debt host in accordance with ASC 470. The Company has registered on a Form S-3 the Initial Commitment Shares and an additional 520,000 shares that could be issued to SATS upon renewal of the promissory note in accordance with the terms of a Registration Rights Agreement by and between the Company and SATS entered into on February 25, 2026.

The February 2026 Investor Note includes mandatory repayment triggers that require prepayment in increments of 25% to 100%, without penalty, upon the occurrence of specified bitcoin price thresholds between $37 thousand and $45 thousand, measured using volume-weighted average prices over specified time periods. The Company determined that these provisions represent an embedded derivative that is not clearly and closely related to the debt host and meets the definition of a derivative instrument under ASC 815. Accordingly, the Company bifurcated the embedded derivative and recorded it as a separate liability at fair value, with subsequent changes in fair value recognized in earnings. The fair value of the embedded derivative was a nominal amount as of June 30, 2026. Other embedded features, including change-of-control and term extension provisions, were determined not to require bifurcation. Refer to Note 14 for further information regarding the fair value measurement of the bifurcated derivative.

Total interest expense recognized related to the February 2026 Investor Note for the three months ended June 30, 2026 was $0.6 million, comprised of $0.3 million of contractual interest and $0.3 million of amortized debt discount. For the six months ended June 30, 2026 total interest expense was $0.7 million, comprised of $0.4 million of contractual interest and $0.3 million of amortized debt discount.

The February 2026 Investor Note provides for certain events of default. In connection with an event of default, SATS may declare all outstanding principal, accrued and unpaid interest, and other amounts payable to be immediately due and payable. The Company is also subject to certain customary affirmative and negative covenants, including a restriction on the incurrence of additional indebtedness above a specified threshold. As of June 30, 2026, the Company was in compliance with all covenants and there have been no events of default during the period.

10. Debt and Financing Arrangements

Convertible notes and warrants

A summary of the Company’s convertible notes for the respective periods presented is as follows:

The December 2024 Initial Investor Note and June 2025 Amended Investor Note

	December 31, 2025	December 31, 2024
December 2024 Initial Investor Note	$—	$20,000,000
June 2025 Amended Investor Note	20,000,000	—
Convertible debt, gross	$20,000,000	$20,000,000
Less:
Debt discount, net of amortization	—	6,636,805
Debt issuance costs, net of amortization	90,260	1,610,290
Add:
Amended debt premium, net of amortization	1,559,935	—
Convertible debt, net	$21,469,675	$11,752,905
Less: Current portion of long-term debt	—	11,752,905
Amended December 2024 convertible note, net – long-term	$21,469,675	$—

In December 2024, Fold Predecessor entered into a Securities Purchase Agreement (the “December 2024 SPA”) with an institutional investor for the sale of a Senior Secured Convertible Note which is convertible into shares of the Company’s Common Stock. Fold Predecessor executed the December 2024 SPA and consummated the issuance of (i) an Initial Note in the principal amount of $20,000,000 with a conversion price of $11.50 per share (the “December 2024 Initial Investor Note”), and (ii) Series A, Series B, and Series C warrants to initially acquire up to 869,565, 500,000, and 869,565 additional shares of the Company’s Common Stock, respectively, with an initial exercise price of $12.50, $0.001, and $11.50 per share of Common Stock, respectively, subject to adjustment (collectively, the “Investor Warrants”). Fold had the ability to issue to the investor an additional Senior Secured Convertible Note in an aggregate principal amount of up to $10,000,000 (the “Additional Investor Note” and, together with the December 2024 Initial Investor Note, the “Investor Notes”), subject to the mutual discretion of Fold and the investor.

On February 14, 2025, following the Closing of the Merger, the maturity of the December 2024 Initial Investor Note extended from 10 months to 36 months from Fold Predecessor’s public listing event (the “Public Company Date”) and was reclassified from a current liability to long term liability. The Series A warrants were exercisable immediately and expire eight years from the date of issuance. The Series B and Series C warrants became exercisable at the time of the Public Company Date and expire eight years from the date of issuance and one year from the Public Company Date, respectively. Following the Public Company Date, the investor exercised the Series B warrants in a cashless exercise, acquiring the 500,000 shares of Common Stock at $0.001 per share.

On June 16, 2025, the Company entered into a Waiver, Amendment and Joinder Agreement with Fold, Inc. and the investor to, among other things, amend the December 2024 SPA (as amended, the “Amended December 2024 SPA”). The terms of the Waiver and Amendment Agreement provide for administrative changes and (1) the extension of the Expiration Date of the Series C Warrant from February 14, 2026 to August 14, 2026; (2) a reduction of the Conversion Price of the Note (as defined therein) to $9.00 (as adjusted for stock splits, stock dividends, stock combinations, recapitalizations and similar events after the date of the Waiver and Amendment Agreement); and (3) a reduction of the Exercise Price of the Series C Warrant (as defined therein) to $9.00 (as adjusted for stock splits, stock dividends, stock combinations, recapitalizations and similar events after the date of the Waiver and Amendment Agreement).

In accordance with ASC 470-50-40-10, the Company determined that the change in Conversion Price of the December 2024 Initial Investor Note from $11.50 to $9.00 increased the fair value of the embedded conversion option by more than 10% of the carrying value of the December 2024 SPA. This modification is considered to be substantial under ASC 470-50-40-10a and is accounted for as a debt extinguishment.

In accordance with ASC 470-50-40-6, the Company derecognized the original debt instrument and recognized an amended note as a new debt instrument at its fair value as of the modification date, reflecting the updated terms. As of June 15, 2025 the net carrying amount of the extinguished note was approximately $12.8 million, resulting in the Company recognizing a loss on the extinguishment of debt of $9.6 million in the statements of operations, which is comprised of the original debt’s unamortized debt discount of $5.8 million, the original debt’s unamortized debt issuance costs of $1.4 million, the amended debt premium of $2.0 million and $0.5 million of additional paid-in capital related to the change in the fair value of the Series C warrants due to the change in exercise price, as noted above. The fair value of the amended note at the date of modification was estimated to be $22.0 million.

As of December 31, 2025, the principal amount outstanding under the June 2025 Amended Investor Note was $20.0 million. The December 2024 Initial Investor Note and the June 2025 Amended Investor Note were secured by Fold’s assets as collateral, including 300 bitcoin held within Fold’s digital asset Investment Treasury. The Company has included the net balance of the June 2025 Amended Investor Note within non-current liabilities, as the maturity date of the instrument was February 14, 2028.

The Company has accounted for the December 2024 Initial Investor Note and the Investor Warrants using the relative fair value allocation method on the date of issuance. The estimated fair values of the December 2024 Initial Investor Note and Investor Warrants were calculated under a Black-Scholes model utilizing the enterprise valuation of Fold’s Common Stock as of the issuance date. The Company has elected not to subsequently remeasure the convertible note. Further, the Company concluded that the ability to issue the Additional Investor Note is separately exercisable from the December 2024 Initial Investor Note and the Investor Warrants. Each of the Investor Notes will be sold at an original issue discount of 5%.

The Company has accounted for the June 2025 Amended Investor Note at fair value on the date of extinguishment of the December 2024 Initial Investor Note and issuance of the June 2025 Amended Investor Note. The debt premium represents the 10% issue premium. The Company has elected not to subsequently remeasure the convertible note. Further, the Company concluded that the ability to issue the Additional Investor Note is separately exercisable from the Additional Investor Note and the Investor Warrants. The change in fair value of the Series C Warrant was calculated using a Black-Scholes model, utilizing Fold’s stock price as of the issuance date.

The Company recorded interest expense under the June 2025 Amended Investor Note using a stated interest rate of 12% per annum, as well as the amortization of the debt premium and debt issuance costs, which the Company computed using the effective interest method. Total interest expense recognized related to the December 2024 Initial Investor Note and June 2025 Amended Investor Note for the year ended December 31, 2025 was $2.1 million, comprised of contractual interest expense of $2.4 million and $0.4 million of amortization of the debt premium and debt issuance costs. Interest is calculated on the basis of a 360-day year and is payable quarterly in cash or paid-in-kind in shares of Common Stock. Total interest expense recognized related to the December 2024 Initial Investor Note for the year ended December 31, 2024 was $0.2 million, comprised of a nominal accrual of contractual interest expense and $0.2 million of amortization of the debt discount and debt issuance costs.

The June 2025 Amended Investor Note, plus accrued and unpaid interest, was convertible at any time, at the investor’s option, into shares of the Company’s Common Stock at an initial fixed conversion price of $9.00 per share, subject to certain adjustments and alternative conditions. Upon a change of control of the Company, the investor could require the Company to redeem all, or any portion, of the June 2025 Amended Investor Note at a price stipulated by certain conditions as discussed within the Amended December 2024 SPA.

The June 2025 Amended Investor Note provided for certain events of default, including, among other things, any breach of the covenants described in the Amended December 2024 SPA. In connection with an event of default, the investor could require the Company to redeem all or any portion of the June 2025 Amended Investor Note at a premium as set forth in the June 2025 Amended Investor Note. The Company was also subject to certain customary affirmative and negative covenants regarding the rank of the June 2025 Amended Investor Note, the incurrence of indebtedness, the existence of liens, the repayment of indebtedness, the payment of cash in respect of dividends, distributions or redemptions, the transfer of assets, the maturity of other indebtedness, and transactions with affiliates, among other customary matters. As of December 31, 2025, the Company was in compliance with all covenants and there were no events of default during the period.

As described in “Subsequent Events” below, the June 2025 Amended Investor Note was extinguished on February 27, 2026.

The March 2025 Investor Note

	December 31, 2025	December 31, 2024
March 2025 Investor Note	$46,279,500	$—
Fair value adjustment	928,056	—
March 2025 investor note – related party	$47,207,556	$—

On March 6, 2025, Fold entered into a Securities Purchase Agreement (the “March 2025 SPA”) with a related party investor, SATS Credit Fund, LP, pursuant to which Fold issued to the investor (i) a Convertible Note in an aggregate principal amount of $46.3 million, (ii) warrants exercisable for 925,590 shares of Common Stock with an exercise price of $15.00 per share (the “March 2025 Warrants”), and (iii) an aggregate of 750,000 shares of Common Stock (the “Closing Shares”).

As of December 31, 2025, the principal amount outstanding under the March 2025 Investor Note was $46.3 million and the fair value was $47.2 million. The aggregate principal amount outstanding under the March 2025 Investor Note, plus accrued and unpaid interest, was convertible at any time, at the investor’s option, into shares of the Company’s Common Stock at an initial fixed conversion price of $12.50 per share, subject to certain adjustments and alternative conditions. The Company also had a forced conversion right, which was exercisable on the occurrence of certain conditions set forth in the note, pursuant to which it can cause a portion of the unpaid and outstanding note to be converted into shares of the Company’s Common Stock at the Conversion Price. Specifically, the March 2025 Investor Note had six triggering events which occur when the Company’s stock price was greater than or equal to $15.00 through $40.00. Upon the occurrence of each triggering event, the March 2025 Investor Note would automatically convert into the specified number of shares outlined by each individual triggering event.

The March 2025 Investor Note was funded with 475 bitcoin, net of 25 bitcoin of which was paid to the investor as prepayment for the first year of interest. This bitcoin is included in the Company’s Digital Assets — Investment Treasury and was to be held as collateral to secure the March 2025 Investor Note until maturity or conversion of the note. On the maturity date, the Company was to transfer to the investor the balance of any bitcoin not previously released to the Company upon conversion of the March 2025 Investor Note to Common Stock, with a maximum potential repayment of 500 bitcoin if no amounts converted to Common Stock during the life of the note. No cash payments by Fold were contemplated under the March 2025 Investor Note. The Company has elected to account for the March 2025 Investor Note using the fair value option and will remeasure the March 2025 Investor Note at each reporting period. As of the date of issuance, the fair value of the March 2025 Investor Note was $59.0 million which exceeded the proceeds received of $46.3 million. The $12.8 million excess of the fair value over the net proceeds received has been recorded as a loss within the statements of operations for the year ended December 31, 2025.

During the year ended December 31, 2025, the Company recorded a $11.8 million gain due to changes in fair value of the March 2025 Investor Note.

The Company separately valued the March 2025 Warrants and Closing Shares issued at $3.8 million and $5.8 million, respectively. The Company considered those amounts as costs and fees incurred upon issuance of the debt. Since those costs and fees were incurred in connection with an instrument entered into with a related party that is subsequently being measured at fair value, the Company expensed the full $9.6 million immediately in the period. The March 2025 Warrants were analyzed in accordance with ASC 815-40 and determined to meet the requirements for equity classification. The estimated fair value of the March 2025 Warrants was calculated under a Black-Scholes model as of the issuance date. The March 2025 Warrants expire five years from the date of issuance and the March 2025 Investor Note matures on March 6, 2030.

The March 2025 Investor Note will accrue interest at a rate of 7.0% per annum, payable quarterly in shares of Common Stock valued at $12.50 per share. Total interest expense recognized related to the March 2025 Investor Note for the year ended December 31, 2025 was $1.8 million. Pursuant to the March 2025 SPA, the Company prepaid one year of interest in the form of 25 bitcoin and was to amortize that prepaid interest through March 31, 2026. The prepaid interest has been recorded within prepaid expenses and other current assets on the balance sheet. Beginning April 1, 2026, interest will be calculated on the basis of a 360-day year and stated interest rate of 7% per annum. Interest is payable quarterly in paid-in-kind shares of Common Stock.

The March 2025 Investor Note provided for certain events of default. In connection with an event of default, the investor could require the Company to redeem all or any portion of the March 2025 Investor Note by returning to the Holder (as defined therein) the amount of Bitcoin Collateral (as defined therein) that had not previously been released to the Company in connection with the conversion of the principal into shares of Common Stock. The Company was also subject to certain customary affirmative and negative covenants regarding the rank of the March 2025 Investor Note, the incurrence of indebtedness, the existence of liens, the repayment of indebtedness, distributions or redemptions, the transfer of assets, and the maturity of other indebtedness, among other customary matters. As of December 31, 2025, the Company was in compliance with all covenants and there were no events of default during the period.

As described in “Subsequent Events” below, the March 2025 Investor Note was extinguished on February 26, 2026.

Two Prime Credit Facility

On October 1, 2025, the Company entered into a Master Loan Agreement (the “Master Loan Agreement”) with Two Prime Lending Limited (“Two Prime”). The Master Loan Agreement permits the Company to request, and Two Prime to make available at its discretion, USD-denominated loans up to an aggregate commitment amount of $45.0 million, subject to the execution of individual loan term sheets. Loans issued under the Master Loan Agreement are secured by bitcoin posted by the Company as collateral and held in segregated cold storage with a qualified digital asset custodian. The Company is required to maintain collateral levels within specified thresholds, and failure to do so may result in margin calls or liquidation of collateral.

Each loan bears interest at the rate specified in the applicable term sheet and are repayable in USD. The Master Loan Agreement contains customary representations, covenants, collateral requirements, tax and indemnification provisions, and events of default.

On October 9, 2025, the Company borrowed $5.0 million pursuant to Loan Utilization Request #1 under the Master Loan Agreement. The loan bears interest at 6.5% per annum, matures on September 30, 2026, and is collateralized by 105 bitcoin. The loan is a fixed-term loan with a prepayment option.

On November 19, 2025, the Company entered into the First Amendment to the Master Loan Agreement (the “Amendment”). The Amendment revised certain collateral custody provisions and restated the applicable loan terms, including (i) an increase in the loan fee to 8.5% per annum, (ii) adjustments to collateral maintenance thresholds, and (iii) confirmation that all collateral must be held in segregated, qualified-custodian cold storage subject to a first-priority perfected security interest in favor of Two Prime. The Company evaluated the Amendment to determine if it represented a modification or extinguishments of debt, and concluded that the Amendment is a modification of the original Master Loan Agreement.

On December 16, 2025, the Company borrowed an additional $5.0 million pursuant to Loan Utilization Request #2 under the Amendment. The loan bears interest at 8.5% per annum, matures on September 30, 2026, and is collateralized by 95 bitcoin. The loan is a fixed-term loan with a prepayment option.

As of December 31, 2025, the outstanding principal balance under the Master Loan Agreement was $10.0 million, secured by 200 bitcoin, which is held within Fold’s digital asset Investment Treasury. Total interest expense related to the Two Prime Credit Facility was $0.1 million. The Company was in compliance with all collateral maintenance requirements as of December 31, 2025.